Stock Compensation - Schedule of Outstanding Stock Options (Details) - Equity Option [Member] - USD ($)	3 Months Ended			9 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares, Balance	192,061	9,459	9,459	9,459
Weighted Average Exercise Price, Balance	$ 2.75	$ 33.88	$ 33.88	$ 33.88
Aggregate Intrinsic Value, Balance
Number of Shares, Balance	192,061	192,061	9,459	192,061	9,459
Weighted Average Exercise Price, Balance	$ 2.75	$ 2.75	$ 33.88	$ 2.75	$ 33.88
Weighted Average Remaining Life(years), Balance	9 years 6 months 29 days	9 years 9 months 29 days	9 years 6 months		9 years 8 months 26 days
Aggregate Intrinsic Value, Balance
Number of Shares, Options exercisable	192,061	192,061	9,459	192,061	9,459
Weighted Average Exercise Price, Options exercisable	$ 2.75	$ 2.75	$ 33.88	$ 2.75	$ 33.88
Weighted Average Remaining Life (years), Options exercisable	9 years 6 months 29 days	9 years 9 months 29 days	9 years 6 months		9 years 8 months 26 days
Aggregate Intrinsic Value, Options exercisable
Number of Shares, Issued		185,320			9,459
Weighted Average Exercise Price, Issued		$ 1.62			$ 33.88
Weighted Average Remaining Life (years), Issued		10 years			10 years
Aggregate Intrinsic Value, Issued
Number of Shares, Expired and forfeited		(2,718)
Weighted Average Exercise Price, Expired and forfeited
Aggregate Intrinsic Value, Expired and forfeited
Number of Shares, Exercised
Weighted Average Exercise Price, Exercised
Aggregate Intrinsic Value, Exercised